Borrowings and Other Financial Liabilities - Detailed Information about Project Finance Facility (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 4,146,601	$ 4,126,117
Fair Value	4,670,227
International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	761,147
Fair Value	$ 925,767
Term	15 years
14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 868,890
Fair Value	$ 978,037
Term	14 years
13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 255,066
Fair Value	$ 286,208
Term	13 years
MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 673,636
Fair Value	$ 757,127
Term	12 years
Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 1,587,862
Fair Value	$ 1,723,088
Term	12 years
Interest rate post completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.78%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate post completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.40%
Annual interest rate, basis	LIBOR
Borrowings maturity	15-year loan at A Loan rate
Interest rate pre completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.78%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate pre completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	2.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.40%
Annual interest rate, basis	LIBOR
Carrying Value	$ 50,000